Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Income tax based on domestic rate (25%)	€ 10,918	€ 9,776	€ 5,208
Non-deductible expenses	(634)	(622)	(309)
Tax incentives		(46)	136
Current year losses for which no deferred tax asset was recognized	(10,257)	(9,045)	(5,035)
Change in unrecognized deductible temporary differences	(25)	(63)
Income tax charge	2
Provision for tax	0
Significant temporary differences	0
Tax loss carry-forwards	€ 123,900	€ 82,900	€ 46,900